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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended December 31, 2004

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                             [ ] is a restatement.
                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
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Name: Priderock Management, LLC

Address:  411 West Putnam Avenue, Suite 109, Greenwich, CT 06830

Form 13F File Number:  28-10431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
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Name: Stephen B. Salzman

Title:   Managing Member

Phone: 203-485-3301

Signature, Place, and Date of Signing:

/s/ Stephen B Salzman            Greenwich, CT                     02/11/05
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           (Name)                 (City, State)                     (Date)

Report Type (Check only one.):
-----------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      10 Items

Form 13F Information Table Value Total:      $1,015,425 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                                                                                             VOTING
                                                             TOTAL FMV     TOTAL                INVESTMENT     OTHER       AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X $1,000)    SHARES      SH/PRN    DISCRETION    MANAGERS       SOLE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP                 CLA       029912201        96,138    5,224,900      SH         SOLE                    5,224,900

AUTOZONE INC                        COM       053332102       165,173    1,808,927      SH         SOLE                    1,808,927

CARDINAL HEALTH INC                 COM       14149Y108       114,689    1,972,288      SH         SOLE                    1,972,288

CAREER EDUCATION CORP               COM       141665109       105,578    2,639,460      SH         SOLE                    2,639,460

COMCAST CORP NEW                  CLA SPL     20030N200       286,627    8,727,974      SH         SOLE                    8,727,974

CORINTHIAN COLLEGES INC             COM       218868107        16,518      876,504      SH         SOLE                      876,504

CROWN CASTLE INTL CORP              COM       228227104        88,338    5,308,800      SH         SOLE                    5,308,800

PEP BOYS MANNY MOE & JACK           COM       713278109        22,934    1,343,500      SH         SOLE                    1,343,500

SPDR TR                         UNIT SER 1    78462F103        46,951      388,446      SH         SOLE                      388,446

SPECTRASITE INC                     COM       84761M104        72,479    1,251,800      SH         SOLE                    1,251,800
